Supplement to the
Fidelity® International Growth Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AIGF-16-01 1.885800.111	February 12, 2016

Supplement to the
Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AEME-16-01 1.885798.109	February 12, 2016

Supplement to the
Fidelity® International Discovery Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AID-16-01 1.813914.116	February 12, 2016

Supplement to the
Fidelity® Europe Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AEUF-16-01 1.9858205.103	February 12, 2016

Supplement to the
Fidelity® International Small Cap Opportunities Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AILS-16-01 1.820236.114	February 12, 2016

Supplement to the
Fidelity® Worldwide Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AWLD-16-01 1.899555.110	February 12, 2016

Supplement to the
Fidelity® International Value Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AFIV-16-01 1.855909.112	February 12, 2016

Supplement to the
Fidelity® International Small Cap Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AISC-16-01 1.790649.133	February 12, 2016

Supplement to the
Fidelity® Canada Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

ACAN-16-01 1.847747.113	February 12, 2016

Supplement to the
Fidelity® Latin America Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Adam Kutas no longer serves as lead portfolio manager of the fund.

The following information replaces similar information in the “Fund Summary" section under the heading "Investment Adviser".

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information in the “Fund Summary" section under the heading "Portfolio Manager(s)".

Will Pruett (portfolio manager) has managed the fund since October 2015.

The following information replaces similar information in the “Fund Services" section under the heading "Sub-Adviser(s)".

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

The following information replaces similar information in the “Funds Services” section under the heading "Sub-Adviser(s)".

FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of March 31, 2015, FMR U.K. had approximately $20.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces similar information in the “Fund Services” section under the heading "Portfolio Manager(s)".

Will Pruett is portfolio manager of the fund, which he has managed since October 2015. Since joining Fidelity Investments in 2008, Mr. Pruett has worked as a research analyst and a portfolio manager.

FALAA-16-02 1.928673.108	February 12, 2016

Supplement to the
Fidelity® Total International Equity Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

ATIE-16-01 1.885796.113	February 12, 2016

Supplement to the
Fidelity® Japan Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AJPNA-16-01 1.928344.107	February 12, 2016

Supplement to the
Fidelity® China Region Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AHKC-16-01 1.885799.111	February 12, 2016

Supplement to the
Fidelity® Global Commodity Stock Fund
Class A, Class T, Class B, Class C and Class I
December 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

AGCS-AGCSIB-16-01 1.9865335.101	February 12, 2016

Supplement to the
Fidelity® Global Commodity Stock Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AGCS-16-01 1.900372.110	February 12, 2016

Supplement to the
Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® Europe Fund, Fidelity® International Discovery Fund, Fidelity® International Growth Fund, Fidelity® International Small Cap Fund, Fidelity® International Small Cap Opportunities Fund, Fidelity® International Value Fund, Fidelity® Japan Fund, Fidelity® Latin America Fund, Fidelity® Total Emerging Markets Fund, Fidelity® Total International Equity Fund and Fidelity® Worldwide Fund
Class A, Class T, Class B, Class C and Class I
December 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

The Board of Trustees of the funds approved the conversion of all existing Class B shares of the funds into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

Adam Kutas no longer serves as lead portfolio manager of Fidelity® Latin America Fund. Will Pruett serves as portfolio manager of Fidelity® Latin America Fund.

The following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Adviser - FMRC".

Sub-Adviser - FMRC. On behalf of Fidelity® Canada Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® International Growth Fund, Fidelity® International Small Cap Opportunities Fund, Fidelity® International Value Fund, and Fidelity® Total International Equity Fund, and Fidelity® Latin America Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund. On behalf of Fidelity® Total Emerging Markets Fund and Fidelity® Worldwide Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for each fund. On behalf of Fidelity® China Region Fund, Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Europe Fund, Fidelity® International Discovery Fund, Fidelity® International Small Cap Fund, and Fidelity® Japan Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for each fund. FMR, and not the funds, pays FMRC's fees.

The following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Advisers - FMR U.K., FMR H.K., FMR Japan, FIA, FIA (U.K.), and FIJ".

Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Europe Fund, and Fidelity® International Discovery Fund and certain types of investments for Fidelity® Worldwide Fund. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity® China Region Fund and certain types of investments for Fidelity® Total Emerging Markets Fund. Currently, FMR Japan has day-to-day responsibility for choosing investments for Fidelity® International Small Cap Fund and Fidelity® Japan Fund.

ACOM10AB-16-02 1.893757.121	February 12, 2016